Label	Element	Value
Class F Prospectus | SIMT Conservative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Conservative Income Fund
(the "Fund")

Supplement Dated July 10, 2019
to the Class F Prospectus, dated January 31, 2019, as amended on April 1, 2019, April 4, 2019,
June 27, 2019 and July 1, 2019 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT Conservative Income Fund
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

In the Fund Summary for the Fund, under the heading titled "Performance Information," the bar chart showing changes in the Fund's performance from year to year for the past two calendar years is hereby deleted and replaced with the following:

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Class F Prospectus | SIMT Conservative Income Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2017	rr_AnnualReturn2017	0.99%
Annual Return 2018	rr_AnnualReturn2018	1.86%